Organization (Details)			1 Months Ended		12 Months Ended
	Jan. 16, 2019	May 14, 2018	Feb. 13, 2017	Dec. 28, 2016	Dec. 31, 2019
Organization (Textual)
Common stock shares			99.70%	86.30%
Reverse split	1-for-5	1-for-5
Aircom [Member]
Organization (Textual)
Common stock shares			99.70%
Aerkomm [Member]
Organization (Textual)
Acquisition, description			On February 13, 2017, Aerkomm entered into a share exchange agreement (“Exchange Agreement”) with Aircom and its shareholders, pursuant to which Aerkomm acquired 100% of the issued and outstanding capital stock of Aircom in exchange for approximately 99.7% of the issued and outstanding capital stock of Aerkomm. As a result of the share exchange, Aircom became a wholly-owned subsidiary of Aerkomm, and the former shareholders of Aircom became the holders of approximately 99.7% of Aerkomm’s issued and outstanding capital stock.		The Company has taken measures that management believes will improve its financial position by financing activities, including through ongoing public offerings, short-term borrowings and equity contributions. Two of the Company's current shareholders (the "Lenders") each committed to provide to the Company a $10 million bridge loan (together, the "Loans") for an aggregate principal amount of $20 million, to bridge the Company's cash flow needs prior to its obtaining a mortgage loan to be secured by a parcel of land (the "Land") the Company purchased in Taiwan. The Lenders also agreed to an earlier closing of up to 25% of the principal amounts of the Loans upon the Company's request prior to the time that title to the Land is vested in the Company's subsidiary, Aerkomm Taiwan, to pay the outstanding payable to the Company's vendors. With the $20 million in Loans committed by the Lenders and future capital raising, the Company believes its working capital will be adequate to sustain its operations for the next twelve months by the committed Loans from its shareholders. On March 20, 2020, the Company borrowed approximately $2.64 million (NT$80,000,000) under the Loans from one of the Lenders.
Common stock shares			100.00%